Post-Balance Sheet Events (Details) - USD ($) $ / shares in Units, $ in Billions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Forecast | Pipeline Company LLC | Disposal group, disposed of by sale, not discontinued operations | Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary sold	79.00%
Consideration received, number of common units (in shares)	160,000,000
Consideration received, perpetual convertible preferred units	$ 1.2
Consideration received, perpetual convertible preferred units (in usd per share)	$ 23.63
Shell Midstream Partners, L.P.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of General Partner Interest		2.00%